Derivative financial instruments - Schedule of Forward Contracts, Fuel Oil, Gas Oil and Diesel (Details) l in Thousands	Dec. 31, 2020 $ / l l
Forward contracts | 2021 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	46,547
Average exercise price per litre (in USD per litre)	0.25
Forward contracts | 2021 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	43,274
Average exercise price per litre (in USD per litre)	0.33
Forward contracts | 2022 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	29,980
Average exercise price per litre (in USD per litre)	0.27
Forward contracts | 2022 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	27,842
Average exercise price per litre (in USD per litre)	0.34
Forward contracts | 2023 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	2,272
Average exercise price per litre (in USD per litre)	0.29
Forward contracts | 2023 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	2,146
Average exercise price per litre (in USD per litre)	0.37
Forward contracts | Total | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	78,799
Average exercise price per litre (in USD per litre)	0.26
Forward contracts | Total | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	73,262
Average exercise price per litre (in USD per litre)	0.33
Collar Contracts | 2021 | Collars - fuel oil
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	9,086
Average ceiling price per litre (in USD per litre)	0.26
Average floor price per litre (in USD per litre)	0.39
Collar Contracts | 2021 | Collars - diesel
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	6,439
Average ceiling price per litre (in USD per litre)	0.40
Average floor price per litre (in USD per litre)	0.57
Collar Contracts | 2022 | Collars - fuel oil
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	0
Average ceiling price per litre (in USD per litre)	0
Average floor price per litre (in USD per litre)	0
Collar Contracts | 2022 | Collars - diesel
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	0
Average ceiling price per litre (in USD per litre)	0
Average floor price per litre (in USD per litre)	0
Collar Contracts | 2023 | Collars - fuel oil
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	0
Average ceiling price per litre (in USD per litre)	0
Average floor price per litre (in USD per litre)	0
Collar Contracts | 2023 | Collars - diesel
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	0
Average ceiling price per litre (in USD per litre)	0
Average floor price per litre (in USD per litre)	0
Collar Contracts | Total | Collars - fuel oil
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	9,086
Average ceiling price per litre (in USD per litre)	0.26
Average floor price per litre (in USD per litre)	0.39
Collar Contracts | Total | Collars - diesel
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	6,439
Average ceiling price per litre (in USD per litre)	0.40
Average floor price per litre (in USD per litre)	0.57